Leases - Summary of Quantitative Information About Leases Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Right of use depreciation	R$ (10,800)	R$ (9,812)	R$ (8,586)
Financial expense	(9,359)	(12,281)	(12,209)
Lease Expense	R$ (20,159)	R$ (22,093)	R$ (20,795)